Related Party Transactions - Expenses related to Related Party which were Settled in Cash (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reimbursable Costs Under Paragon Agreement | Research and development
Related Party Transaction [Line Items]
Reimbursable costs	$ 37.1	$ 0.0	$ 0.0